Provisions, contingent liabilities, contingent assets and credit commitments - Provisions and contingent liabilities (Details) $ in Millions	6 Months Ended
	Mar. 31, 2023 AUD ($) item	Dec. 31, 2019 AUD ($)
Changes in other provisions
Balance at beginning of period	$ 2,950
Additions	786
Utilisation	(1,215)
Reversal of unutilised provisions	(97)
Balance at end of period	2,424
Litigation
Contingent liabilities
Preliminary estimate of losses		$ 1,000
Guarantees | Guarantees capped at $20 million per year
Parent Entity guarantees and undertakings
Maximum amount of initial guarantee	20
Automatic reinstatement guarantee amount	$ 20
Guarantees | Guarantees capped at $2 million per year
Parent Entity guarantees and undertakings
Number of specific guarantees | item	2
Maximum amount of initial guarantee	$ 2
Automatic reinstatement guarantee amount	2
Long service leave
Changes in other provisions
Balance at beginning of period	450
Additions	45
Utilisation	(23)
Balance at end of period	472
Annual leave and other employee benefits
Changes in other provisions
Balance at beginning of period	922
Additions	575
Utilisation	(859)
Balance at end of period	638
Litigation and non-lending losses
Changes in other provisions
Balance at beginning of period	83
Additions	12
Utilisation	(20)
Reversal of unutilised provisions	(1)
Balance at end of period	74
Provision for impairment on credit commitments
Changes in other provisions
Balance at beginning of period	419
Additions	29
Reversal of unutilised provisions	(6)
Balance at end of period	442
Lease restoration obligations
Changes in other provisions
Balance at beginning of period	208
Additions	1
Utilisation	(13)
Balance at end of period	196
Restructuring and other provisions
Changes in other provisions
Balance at beginning of period	355
Additions	65
Utilisation	(128)
Reversal of unutilised provisions	(8)
Balance at end of period	284
Compliance, regulation and remediation provisions
Changes in other provisions
Balance at beginning of period	513
Additions	59
Utilisation	(172)
Reversal of unutilised provisions	(82)
Balance at end of period	$ 318